Summary of Significant Accounting Policies (Policies)	12 Months Ended
Mar. 31, 2026
Accounting Policies [Abstract]
Basis of presentation

a)	Basis of presentation

The accompanying consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), and with the rules and regulations of the United States Securities and Exchange Commission (the “SEC”).

Principles of consolidation

b)	Principles of consolidation

The consolidated financial statements include the financial statements of the Company, and its subsidiaries. All significant inter-company transactions and balances between the Company and its subsidiaries have been eliminated upon consolidation.

Use of estimates

c)	Use of estimates

In preparing the consolidated financial statements in conformity with US GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. These estimates are based on information as of the date of the consolidated financial statements. Significant estimates required to be made by management include, but are not limited to, the allowance of credit losses of accounts receivable, current and non-current amounts due from related parties, prepayments and other receivables, valuation of share-based compensation and valuation of long-term investments, valuation allowance for deferred tax assets, useful lives of property and equipment and intangible assets, the recoverability of long-lived assets, and discount rates applied in measuring right-of-use assets and lease liabilities.

Cash

d)	Cash

Cash includes cash on hand, bank accounts, interest bearing savings accounts. The Group maintains most of the bank accounts in the PRC. As of March 31, 2026 and 2025, the Group’s bank deposits were held in financial institutions located in the PRC. Bank deposits held in the PRC are insured by the Deposit Insurance Scheme administered by the People’s Bank of China, which provides coverage up to RMB 500,000 per depositor per insured institution. The Group maintains its bank accounts with reputable financial institutions and, based on information currently available to management, believes that the risk of loss arising from bank failure is remote. To date, the Group has not experienced any losses in such accounts.

Accounts receivable, net

e)	Accounts receivable, net

Accounts receivable represent revenue recognized for the amounts due from customers for revenue recognized when the Group has satisfied its performance obligation and recognized revenue. These receivables are uncollateralized, which include amounts earned less payments received and allowances for expected credit losses. Management continually monitors and adjusts its allowances associated with the Group’s receivables to address any credit risks associated with the accounts receivable, and periodically writes off receivables when collection is not considered probable. The Group does not charge interest on past due accounts. When uncertainty exists as to the collection of receivables, the Group records an allowance for expected credit losses and a corresponding charge to expected credit losses expense.

Expected credit losses

f) Expected credit losses

Commencing April 1, 2023, the Group adopted ASC326, Financial Instruments-Credit Losses (“ASC326”), using modified-retrospective transition approach. ASC 326 requires the measurement of all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. Financial institutions and other organizations will now use forward-looking information to better inform their expected credit loss estimates. Pursuant to ASC 326, an allowance for expected credit losses for financial assets is carried at amortized cost to present the net amount expected to be collected as of the balance sheet date.

Such allowance is based on expected credit losses expected to arise over the life of the financial asset’s contractual term, which includes consideration of accounts receivable, prepayments and other current assets, current and non-current amounts due from related parties, other receivables, etc. Assets are written off when the Group determines that such financial assets are deemed uncollectible and are recognized as a deduction from the allowance for expected credit losses. Expected recoveries of amounts previously written off, not to exceed the aggregate of the amount previously written off, are included in determining the necessary reserve at the balance sheet date.

Following the adoption of this guidance, no cumulative-effect adjustment in accumulated deficit was recognized as of April 1, 2023. The adoption of ASC 326 did not have an impact on the Group’s financial statements. The Group pools financial assets based on similar risk characteristics to estimate expected credit losses. The Group estimates expected credit losses on financial assets individually when those assets do not share similar risk characteristics. The Group has adopted an aging schedule and individual method to calculate expected credit loss and considered the relevant factors of the historical and future conditions of the Group to make reasonable estimation of the loss rate. The Group’s allowance for credit losses was $696,764 and $160,616 respectively as of March 31, 2026 and March 31, 2025.

SKILLFUL CRAFTSMAN EDUCATION TECHNOLOGY LIMITED.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Long-term investment

g)	Long-term investment

Long-term investments represent the Group’s investment in privately held company. The Group applies the equity method of accounting to account for an equity investment, in common stock or in-substance common stock, according to ASC Topic 323, Investment—Equity Method and Joint Ventures (“ASC 323”), over which it has significant influence but does not own a majority equity interest or otherwise control. Under the equity method, the Group’s share of the post-acquisition profits or losses of the equity investees are recorded in share of results of equity investees in the consolidated statements of operations and comprehensive income/(loss) and its share of post-acquisition movements of accumulated other comprehensive income/(loss) are recorded in accumulated other comprehensive income/(loss) as a component of shareholders’ equity. The Group records its share of the results of equity investments on one quarter in arrears basis. When the Group’s share of losses in the equity investee equals or exceeds its interest in the equity investee, the Group does not recognize further losses, unless the Group has incurred obligations or made payments or guarantees on behalf of the equity investee, or the Group holds other investments in the equity investee.

When the Group loses significant influence over an investee while retaining its equity interest, equity method accounting is discontinued prospectively as of the date significant influence is lost, with no restatement of prior period financial statements. The total carrying amount of the investment under the equity method, including the Group’s cumulative share of the investee’s profit or loss, dividends received, historical impairment charges and related accumulated other comprehensive income, serves as the initial cost basis of the financial asset reclassified under ASC Topic 321, Investments—Equity Securities. No gain or loss is recognized upon the reclassification. Indicators of the loss of significant influence include the forfeiture of contractual rights to appoint board directors, together with the absence of other indicators of significant influence such as material recurring intercompany transactions, exclusive technical dependency and voting agreements.

These privately held equity securities do not have readily determinable fair values, and the Group elects the measurement alternative practical expedient under ASC Topic 321, Investment—Equity Securities (“ASC 321”) for subsequent measurement. The Group applies the measurement alternative to equity securities without readily determinable fair values. Under this alternative, the investments are measured at cost, less impairment, if any, adjusted for observable price changes resulting from orderly transactions for identical or similar investments of the same issuer, with all resulting adjustments recorded in net income; the updated fair value becomes the new cost basis for subsequent measurement. For investments denominated in Renminbi, the exchange rate as of the reclassification date is retained as the baseline conversion rate; the exchange rate is only updated upon impairment recognition or fair value remeasurement, and all resulting foreign exchange fluctuations are recorded in net income.

Property and equipment, net

h)	Property and equipment, net

Property and equipment are recorded at cost including the cost of improvements and stated at cost less accumulated depreciation. Maintenance and repairs are charged to expense as incurred. Depreciation and amortization are provided on the straight-line method based on the estimated useful lives of the assets as follows:

Server hardware	5 years
Vehicles	5 years

Expenditures for maintenance and repairs, which do not materially extend the useful lives of the assets, are charged to expense as incurred. Expenditures for major renewals and betterment which substantially extend the useful life of assets are capitalized. The cost and related accumulated depreciation of assets retired or sold are removed from the respective accounts, and any gain or loss is recognized in the consolidated statements of operations and comprehensive income in other income or expenses.

Direct costs that are related to the construction of property and equipment and incurred in connection with bringing the assets to their intended use are capitalized as construction in progress. Construction in progress is transferred to specific property and equipment, and the depreciation of these assets commences when the assets are ready for their intended use.

SKILLFUL CRAFTSMAN EDUCATION TECHNOLOGY LIMITED.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Lease

i)	Lease

Leases are classified at lease commencement date as either a finance lease or an operating lease. A lease is a finance lease if it meets any of the following criteria: (a) the lease transfers ownership of the underlying asset to the lessee by the end of the lease term. (b) the lease grants the lessee an option to purchase the underlying asset that the lessee is reasonably certain to exercise, (c) the lease term is for the major part of the remaining economic life of the underlying asset, (d) the present value of the sum of the lease payments and any residual value guaranteed by the lessee that is not already reflected in the lease payments equals or exceeds substantially all of the fair value of the underlying asset or (e) the underlying asset is of such a specialized nature that it is expected to have no alternative use to the lessor at the end of the lease term. When none of the foregoing criteria is met, the lease shall be classified as an operating lease.

For a lessee, an operating lease is recognized as a right-of-use asset with a corresponding liability at lease commencement date. The lease liability is calculated at the present value of the lease payments not yet paid by using the lease term and discount rate determined at lease commencement. The right-of-use asset is calculated as the lease liability, increased by any initial direct costs and prepaid lease payments, reduced by any lease incentives received before lease commencement. The right-of-use asset itself is amortized on systematic method reflects how the underlying asset will be used by and benefits the lessee over the lease term.

The Company estimates its incremental borrowing rate for its leases at the commencement date to determine the present value of future lease payments when the implicit rate is not readily determinable in the lease. In estimating its incremental borrowing rate, the Company considers its credit rating and publicly available data of borrowing rates for loans of similar amount, currency and term as the lease.

Impairment of long-lived assets

j)	Impairment of long-lived assets

The Group evaluates its long-lived assets with finite lives for impairment in accordance with ASC 360-10 whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying amount of an asset may not be fully recoverable. When these events occur, the Group evaluates the impairment by comparing carrying amount of the assets to an estimate of future undiscounted cash flows expected to be generated from the use of the assets and their eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying amount of the assets, the Group recognizes an impairment loss based on the excess of the carrying amount of the long-lived assets over their fair value.

SKILLFUL CRAFTSMAN EDUCATION TECHNOLOGY LIMITED.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Fair value of financial instruments

k)	Fair value of financial instruments

ASC 825-10 requires certain disclosures regarding the fair value of financial instruments. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy prioritizes the inputs used to measure fair value. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

●	Level 1 - Quoted prices in active markets for identical assets and liabilities.

●	Level 2 - Quoted prices in active markets for similar assets and liabilities, or other inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

●	Level 3 - Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets and liabilities. This includes certain pricing models, discounted cash flow methodologies and similar techniques that use significant unobservable inputs.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., an exit price) in an orderly transaction between market participants in the principal or most advantageous market as of the measurement date.

The carrying amounts of the Group’s short-term financial instruments — including cash, other receivables, amounts due from related parties, prepaid expenses and other current assets, accounts payable, amounts due to related parties, related party promissory notes, and other current liabilities — approximate their respective fair values due to their short-term maturities. The carrying amounts of the Group’s long-term interest-bearing receivables approximate their respective fair values as the interest rates applied are commensurate with current market rates for similar instruments.

In addition, the Group’s long-term investment measured under ASC321 was impaired on March 31, 2026 to the fair value determined based on the amount attributable to contractual sale prices set forth in a fully executed purchase and sale agreements. Accordingly, the fair value measurement of the investment is classified within Level 2 of the fair value hierarchy.

Revenue recognition

l)	Revenue recognition

The Group has adopted Accounting Standards Codification Topic 606, “Revenue from Contracts with Customers” (“ASC 606”) effective as of April 1, 2018. Under ASC 606, the Group recognizes revenue when a customer obtains control of promised goods, in an amount that reflects the consideration which the Group expects to receive in exchange for the goods. To determine revenue recognition for arrangements within the scope of ASC 606, the Group performs the following five steps: (1) identify the contracts with a customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations in the contract; and (5) recognize revenue when or as the entity satisfies a performance obligation. The Group applies the five-step model to contracts when it is probable that the entity will collect the consideration it is entitled to in exchange for the goods it transfers to the customer.

Historically, the Company’s revenue was principally derived from technology services, including software development and comprehensive cloud services provided to private companies, academic institutions and government agencies, which were recognized over time throughout the service period. Also, the Company generated revenue from software system sales for the purpose of intelligent office operation, resource scheduling and management for private companies in PRC, which were recognized upon the time the customer signs the acceptance note. Prior to the termination of the VIE structure on March 17, 2025, the Company also generated revenue from online VIP and SVIP membership education services through an online education platform operated by Wuxi Kingway. Such membership education services were recognized over time throughout the membership period. Upon the termination of the VIE structure, the Company ceased providing the online VIP and SVIP membership education services.

During the fiscal year ended March 31, 2026, the Company provided AI API integration and communication technical services via its proprietary CSL intelligent communication system. Because customers do not have the contractual right to take possession of the software, nor can they host the software independently or through a third-party vendor, the arrangement is accounted for as a service contract rather than a software license. The services generally have a contract term of 12 months and are accounted for as a single performance obligation satisfied over time because the customer simultaneously receives and consumes the benefits of the services as they are provided. Revenue is recognized on a straight-line basis over the service term, which faithfully depicts the pattern of transfer of the services to customers. The transaction price generally consists of fixed monthly service fees. The Company does not provide material refunds, rebates, credits, or other forms of variable consideration. However, the contracts include service-level remedies for qualifying system downtime. Any resulting service fee abatements are considered variable consideration. Based on the Company’s historical experience, such abatements have been nil or immaterial, and the Company does not expect their inclusion in the transaction price to result in a significant revenue reversal. Accordingly, no material reduction to the fixed monthly service fee is estimated at contract inception. At each month-end, management reviews system records and customer communications for qualifying downtime and adjusts revenue for any applicable abatement or service-period extension. No material abatements or service-period extensions were identified for the year ended March 31, 2026. The contracts do not contain a significant financing component because the period between payment and the transfer of services is one year or less. The Company acts as principal because it controls the services before they are transferred to customers and therefore recognizes revenue on a gross basis.

SKILLFUL CRAFTSMAN EDUCATION TECHNOLOGY LIMITED.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Contract balances

When either party to a revenue contract has performed, the Group presents the contract in the consolidated balance sheets as a contract asset or a contract liability, depending on the relationship between the Group’s performance and the customer’s payment. Accounts receivable represents revenues recognized for the amounts when the Group has satisfied its performance obligation and has unconditional right to the payment. A contract asset is recorded when the Group transfers a good or service to the customer before being unconditionally entitled to the consideration payment. The contract liabilities consist of advances from customers, which represent the cash received for services in advance of revenue recognition and is recognized as revenue when the Group fulfills its performance obligation.

Other than accounts receivable, no contract assets were recorded on consolidated balance sheets as of March 31, 2025 and 2026, respectively. The Group’s contract liabilities amounted to $nil and $nil as of March 31, 2025 and 2026, respectively. Revenue of $1,357,236, $111,055 and $nil was recognized from the contract liabilities balance for the years ended March 31, 2024, 2025 and 2026, respectively.

Transaction price allocated to remaining performance obligation

Revenue allocated to remaining performance obligations represents contracted revenue that has not yet been recognized, which includes deferred revenue and amounts that will be invoiced and recognized as revenue in future periods. The Group has elected, as a practical expedient, not to disclose the transaction price allocated to unsatisfied or partially unsatisfied performance obligations that are part of a contract that has an original expected duration of one year or less. As of March 31, 2025 and 2026, all revenue contracts with customers have an original expected duration of one year or less.

Employee welfare benefit expenses

m)	Employee welfare benefit expenses

All eligible employees of the Group are entitled to staff welfare benefits including medical care, welfare subsidies, unemployment insurance, pension benefits and housing funds through a PRC government-mandated multi-employer defined contribution plan. The Group is required to make contributions to the plan and accrues for these benefits based on certain percentages of the qualified employees’ salaries. The Group recorded employee benefit expenses of $77,318 and $101,196 for the years ended March 31, 2026 and 2025, respectively.

The Company grants share-based compensations to the management. The ordinary shares of the Company will be vested on the maturity date as assigned on bonus letter to the management, subject to there remaining in the continuous service of the Company or its affiliates on such date. The Company recorded employee benefit expenses over the period of service-term as assigned in the bonus letter.

Selling and marketing expenses

n)	Selling and marketing expenses

Selling and marketing are expensed as incurred in accordance with ASC 720-35. Among these, marketing and promotion costs were $3,581 and $557 for the years ended March 31, 2026 and 2025, respectively.

Income taxes

o)	Income taxes

The Group follows the liability method of accounting for income taxes in accordance with ASC 740 (“ASC 740”), Income Taxes. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Group records a valuation allowance to offset deferred tax assets if based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rate is recognized in tax expense in the period that includes the enactment date of the change in tax rate.

SKILLFUL CRAFTSMAN EDUCATION TECHNOLOGY LIMITED.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Uncertain tax positions

The guidance on accounting for uncertainties in income taxes prescribes a more-likely-than-not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Guidance also applies to the recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods, and income tax disclosures. The Group recognizes interest and penalties, if any, under accrued expenses n its balance sheet and under other expenses in its consolidated statement of operations. There were no interest and penalties associated with uncertain tax positions for the years ended March 31, 2026, 2025 and 2024. As of March 31, 2026 and 2025, the Group did not have any significant unrecognized uncertain tax positions.

Value added tax (“VAT”)

p)	Value added tax (“VAT”)

The Group is subject to VAT and related surcharges on revenue generated from the rendering of technical services to customers. The Group records revenue net of output VAT. This output VAT may be offset by qualified input VAT paid by the Group to suppliers. Net VAT balance between input VAT and output VAT is recorded in the line item of tax payable on the consolidated balance sheets.

The Group is subject to VAT at the rate of 6% depending on whether the entity is a general tax payer, and related surcharges on revenue generated from providing services. Entities that are VAT general taxpayers are allowed to offset qualified input VAT, paid to suppliers against their output VAT liabilities.

Related parties

q)	Related parties

The Company identifies related parties, and accounts for and discloses related party transactions in accordance with ASC 850, Related Party Disclosures, and other relevant ASC standards.

Parties, which can be a corporation or individual, are considered to be related if they have the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. Entities are also considered to be related if they are subject to common control or common significant influence.

Transactions involving related parties cannot be presumed to be carried out on an arm’s-length basis, as the requisite conditions of competitive, free market dealings may not exist. Representations about transactions with related parties, if made, shall not imply that the related party transactions were consummated on terms equivalent to those that prevail in arm’s-length transactions unless such representations can be substantiated.

Statutory reserves

r)	Statutory reserves

The Company’s PRC subsidiaries are required to make appropriations to certain non-distributable reserve funds.

In accordance with China’s Company Laws, the Company’s PRC subsidiary, must make appropriations from their after-tax profit (as determined under the Accounting Standards for Business Enterprises as promulgated by the Ministry of Finance of the People’s Republic of China (“PRC GAAP”)) to non-distributable reserve funds including (i) statutory surplus fund and (ii) discretionary surplus fund. The appropriation to the statutory surplus fund must be 10% of the after-tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the respective company. Appropriation to the discretionary surplus fund is made at the discretion of the respective company.

Effective January 1, 2025, in alignment with the full implementation of the Foreign Investment Law and the updated PRC Company Law, foreign-invested enterprises (“FIEs”) in China are no longer required to set aside the former reserve fund, enterprise expansion fund, and staff bonus and welfare fund, and are governed by the same statutory surplus fund requirements applicable to all PRC companies under the PRC Company Law. The general reserve fund and statutory surplus fund are restricted to offsetting cumulative losses or increasing the registered capital of the respective company. These reserves are not distributable as cash dividends, loans, or advances, nor can they be distributed except under liquidation.

Earnings per share

s)	Earnings per share

The Company computes earnings per share (“EPS”) in accordance with ASC 260, “Earnings per Share”. ASC 260 requires companies with complex capital structures to present basic and diluted EPS. Basic EPS is measured as Net profit divided by the weighted average common shares outstanding for the period. Diluted EPS is similar to basic EPS but presents the dilutive effect on a per share basis of potential common shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential common shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS.

SKILLFUL CRAFTSMAN EDUCATION TECHNOLOGY LIMITED.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Foreign currency translation

t)	Foreign currency translation

The Group’s principal country of operations is the PRC. The financial position and results of its operations are determined using RMB, the local currency, as the functional currency. The consolidated financial statements are reported using U.S. Dollars as the reporting currency. The results of operations and the statement of cash flows denominated in currencies other than U.S. Dollars are translated at the average rate of exchange during the reporting period. Assets and liabilities denominated in foreign currencies at the balance sheet date are translated at the applicable rates of exchange in effect at that date. The equity denominated in currencies other than U.S. Dollars are translated at the historical rate of exchange at the time of capital contribution. Because cash flows are translated based on the average translation rate, amounts related to assets and liabilities reported on the consolidated statements of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheets. Translation adjustments arising from the use of different exchange rates from period to period are included as a separate component of accumulated other comprehensive income (loss) included in consolidated statements of changes in equity. Gains and losses from foreign currency transactions are included in the consolidated statement of operations and comprehensive income.

The value of RMB against U.S. Dollar may fluctuate and is affected by, among other things, changes in the PRC’s political and economic conditions. Any significant revaluation of RMB may materially affect the Group’s consolidated financial condition in terms of reporting. The following table outlines the currency exchange rates that were used in the consolidated financial statements:

	March 31, 2026	March 31, 2025	March 31, 2024
Year-end spot rate	US$1=6.9194 RMB	US$1=7.1782 RMB	US$1=7.0950 RMB
Average rate	US$1=7.0757 RMB	US$1=7.1349 RMB	US$1=7.1157 RMB

Comprehensive income / (loss)
u)	Comprehensive income / (loss)

Comprehensive income/(loss) is defined as the changes in shareholders’ equity during a period arising from transactions and other events and circumstances excluding transactions resulting from investments by shareholders and distributions to shareholders. Comprehensive income or loss is reported in the consolidated statements of comprehensive income/(loss). Accumulated other comprehensive income/(loss), as presented on the accompanying consolidated balance sheets, consists of accumulated foreign currency translation adjustments.

Dividends

v)	Dividends

Dividends are recognized when declared. No dividends were declared for the years ended March 31, 2026, 2025 and 2024. The Group does not have any present plan to pay any dividends on ordinary shares in the foreseeable future. The Group currently intends to retain the available funds and any future earnings to operate and expand the business.

Warrants

w)	Warrants

According to the Securities Purchase Agreement (the “SPA”), the Company issued a purchase right to the Investor under which the Company will issue predetermined ordinary shares for a fixed cash consideration at a future date (the “Warrants”).

The Warrants were accounted for as equity instruments to the Company, since:

i)	The Warrants were indexed to the Company’s own stock, since:

●	The Warrants will be exercised upon the ODI approval, which is not based on an observable market, or an observable index.

●	The exercise price is fixed by the SPA and Supplement Agreement, and the number of Underlying Shares to be issued is also fixed divided by the fixed purchase price per share.

ii)	The Warrants were classified in shareholders’ equity, since:

●	The Warrants will be settled only by gross physical delivery of ordinary shares by the Company.

●	The Company has the ability to settle the Private Placement in ordinary shares.

●	The number of Underlying Shares to be issued is explicitly fixed at the total consideration divided by the fixed purchase price per share, with no adjustment provision.

●	No requirement for cash settlement in the agreements.

●	There are no cash settled top-off or make-whole provisions.

SKILLFUL CRAFTSMAN EDUCATION TECHNOLOGY LIMITED.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Segment reporting

x)	Segment reporting

In accordance with ASC 280, Segment Reporting, operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision making group, in deciding how to allocate resources and in assessing performance. The Group has only one reportable segment since the Group does not distinguish revenues, costs and expenses by operating segments in its internal reporting, and reports costs and expenses by nature as a whole. The Group’s CODM, who has been identified as the CEO, reviews the consolidated results when making decisions about allocating resources and assessing performance of the Group as a whole. The CODM uses net income/loss as the key measures of performance in allocating resources and assessing the performance of the Group as a whole. The CODM does not review discrete financial information for individual operating segments. As the Group generates all of its revenue in the PRC, no geographical segments are presented. For segment information, the primary financial statements are to be referred as the Group only has one single reportable segment.

Risks and uncertainties

y)	Risks and uncertainties

Exchange Rate Risks

The Company’s Chinese subsidiaries may be exposed to significant foreign currency risks from fluctuations and the degree of volatility of foreign exchange rates between the U.S. Dollar and the RMB. As of March 31, 2026 and March 31, 2025, the RMB denominated cash and cash equivalents amounted to $231,028 and $979,005, respectively.

Currency Convertibility Risks

Substantially all of the Group’s operating activities are transacted in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the People’s Bank of China or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the People’s Bank of China. Approval of foreign currency payments by the People’s Bank of China or other regulatory institutions requires submitting a payment application form together with other information such as suppliers’ invoices, shipping documents and signed contracts.

Concentration of Credit Risks

Financial instruments that potentially subject the Group to concentration of credit risks consist primarily of cash and cash equivalents and accounts receivable, the balances of which stated on the consolidated balance sheets represented the Group’s maximum exposure. The Group places its cash and cash equivalents in good credit quality financial institutions in China. The Group maintains its bank accounts with reputable financial institutions and, based on information currently available to management, believes that the risk of loss arising from bank failure is remote. Management believes that the credit risk on cash in bank is limited because the counterparties are recognized financial institutions. To date, the Group has not experienced any losses in such accounts.

Recently announced accounting standards

z)	Recently announced accounting standards

The Group considers the applicability and impact of all accounting standards updates (“ASU”). Management periodically reviews new accounting standards that are issued.

The Group does not believe recently issued but not yet effective accounting standards would have a material effect on the consolidated financial position, statements of operations and cash flows.

Recently adopted accounting standards

aa)	Recently adopted accounting standards

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (ASU 2023-09), which requires disclosure of incremental income tax information within the rate reconciliation and expanded disclosures of income taxes paid, among other disclosure requirements. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024. Early adoption is permitted. The Company’s management does not believe the adoption of ASU 2023-09 have a material impact on its financial statements and disclosures.

None of the new standards above have a material impact on the financial statement of the Company by the Company’s evaluation.

SKILLFUL CRAFTSMAN EDUCATION TECHNOLOGY LIMITED.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

New Accounting Pronouncements Not Yet Adopted

ab)	New Accounting Pronouncements Not Yet Adopted

In November 2024, the FASB issued ASU 2024-03, Income Statement (Topic 220): Disaggregation of Income Statement Expenses: The amendments in this ASU require public companies to disclose, in interim and year-end reporting periods, additional information about certain expenses in the financial statements. These disclosures are effective beginning with 2027 annual reports, and interim reports beginning with the first quarter of 2028. Early adoption is permitted on either a prospective or retrospective basis. The Company is currently assessing the potential impact of adoption of these provisions on the consolidated financial statements.

In July 2025, the FASB issued ASU 2025-05 “Financial Instruments — Credit Losses (Topic 326) — Measurement of Credit Losses for Accounts Receivable and Contract Assets.” It applies to entities that use the practical expedient and accounting policy election (if applicable) when estimating expected credit losses on current accounts receivable and/or current contract assets from transactions under Topic 606, including such assets acquired in a business combination accounted for under Topic 805. The amendments will be effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual periods. Early adoption is permitted. The Group does not expect to adopt this guidance early and does not expect the adoption of this ASU to have a material impact on its future consolidated financial statements.